STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sale of common stock, offering costs	$ 2,538
Series A Convertible Preferred Stock
Sale of convertible preferred stock, issuance costs					$ 63
Series B Convertible Preferred Stock
Sale of convertible preferred stock, issuance costs		$ 58	$ 152	$ 152
Series C Convertible Preferred Stock
Sale of convertible preferred stock, issuance costs	$ 174